UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06088

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: December 31,

except for Emerging Markets Debt Fund

and High Yield Bond Fund,

each a series of the Registrant,

with a fiscal year ended February 28th.

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06088
Reporting Period: 07/01/2004 - 06/30/2005
Salomon Brothers Institutional Series Funds Inc

========== SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC - SALOMON ===========
==========        BROTHERS INSTITUTINL EMRGNG MRKT DEBT FUND         ===========

========== SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC - SALOMON ===========
==========        BROTHERS INSTITUTIONAL HGH YIELD BOND FUND         ===========

ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: FEB 15, 2005   Meeting Type: Special
Record Date:  JAN 12, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Issue Shares in Connection with an        For       For        Management
      Acquisition

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ALAMOSA HOLDINGS, INC.

Ticker:       APCS           Security ID:  011589207
Meeting Date: JUN 2, 2005    Meeting Type: Annual
Record Date:  APR 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Kendall W. Cowan          For       For        Management
1.2   Elect  Director Schuyler B. Marshall      For       For        Management
1.3   Elect  Director Thomas F. Riley           For       For        Management
1.4   Elect  Director Jane E. Shivers           For       For        Management
2     Amend Qualified Employee Stock Purchase   For       For        Management
      Plan
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management

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NTL INCORPORATED

Ticker:       NTLI           Security ID:  62940M104
Meeting Date: MAY 19, 2005   Meeting Type: Annual
Record Date:  APR 11, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director James F. Mooney           For       For        Management
1.2   Elect  Director William R. Huff           For       For        Management
1.3   Elect  Director George R. Zoffinger       For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Executive Incentive Bonus Plan    For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management

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SPECTRASITE, INC.

Ticker:       SITE           Security ID:  84761M104
Meeting Date: MAY 2, 2005    Meeting Type: Annual
Record Date:  MAR 21, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Stephen H. Clark          For       For        Management
1.2   Elect  Director Timothy G. Biltz          For       For        Management
1.3   Elect  Director Paul M. Albert, Jr.       For       For        Management
1.4   Elect  Director John F. Chlebowski        For       For        Management
1.5   Elect  Director Dean J. Douglas           For       For        Management
1.6   Elect  Director Patricia L. Higgins       For       For        Management
1.7   Elect  Director Samme L. Thompson         For       For        Management
1.8   Elect  Director Kari-Pekka Wilska         For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management

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TELEWEST GLOBAL, INC.

Ticker:       TLWT           Security ID:  87956T107
Meeting Date: MAY 9, 2005    Meeting Type: Annual
Record Date:  APR 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Barry R. Elson            For       For        Management
1.2   Elect  Director Michael J. McGuiness      For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Executive Incentive Bonus Plan    For       For        Management

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UNITEDGLOBAL.COM INC

Ticker:                      Security ID:  913247508
Meeting Date: JUN 14, 2005   Meeting Type: Special
Record Date:  MAY 3, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management

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UNITEDGLOBAL.COM INC

Ticker:                      Security ID:  913247508
Meeting Date: NOV 15, 2004   Meeting Type: Annual
Record Date:  SEP 28, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Robert R. Bennett         For       Withhold   Management
1.2   Elect  Director Bernard G. Dvorak         For       Withhold   Management
1.3   Elect  Director David B. Koff             For       Withhold   Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of

Salomon Brothers Institutional Series Funds Inc

Date: August 29, 2005